Fair Value Measurement (Summary Of Changes In Level 3 Fair Value Measurements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Risk Managment [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, Beginning of Year	$ 18	$ (7)
Total gains (losses)	(18)	23
Settlements	(12)	2
Balance, End of Year	(12)	18
Change in unrealized gains (losses) related to assets and liabilities held at end of period	(21)	22
Share Units Resulting From Split Transaction [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, Beginning of Year	(83)	(120)
Total gains (losses)	4	(32)
Settlements	43	69
Balance, End of Year	(36)	(83)
Change in unrealized gains (losses) related to assets and liabilities held at end of period	$ (7)	$ (5)